Other non-current liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other non-current liabilities

30. Other non-current liabilities

	2018	2017
	£m	£m
Accruals	71	82
Deferred Income	19	22
Other payables	848	877

	938	981

Other payables includes acquisition accounting market value lease adjustments and a number of employee-related liabilities.